Deferred Tax Liabilities/(Assets)	12 Months Ended
Mar. 31, 2025
Deferred Tax Liabilities/(Assets) [Abstract]
Deferred tax liabilities/(assets)
5.	Deferred tax liabilities/(assets)

Movement in deferred tax liabilities/(assets) are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
At beginning of financial year	31,725	(13,629)
Charged to profit or loss (Note 18)	(45,354)	(16,158)
At end of financial year	(13,629)	(29,787)

Deferred tax liabilities/(assets) arise from the difference between accounting depreciation and tax depreciation for tax-deductible assets.